Analysis of cash flows - Share repurchases and buybacks (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Analysis of cash flows [Abstract]
Purchase of shares by employee benefit trust	£ (37.0)	£ (43.2)
Purchase of treasury shares	0.0	(637.3)
Share repurchases and buy-backs	£ (37.0)	£ (680.5)